SUPPLEMENT DATED SEPTEMBER 21, 2015

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2015

FIRST INVESTORS REAL ESTATE FUND PROSPECTUS
DATED APRIL 6, 2015

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS
DATED MAY 1, 2015

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2015

Effective on or about September 21, 2015, the investment adviser, distributor and transfer agent for the First Investors Funds (“Funds”) will change their names as set forth below.  The name changes will not affect the management or operations of these entities or of the Funds.  Additionally, there will be no change to the names of the Funds and you will be able to reach the Funds through the usual means of communication.

The following changes will be effective on or about September 21, 2015:

1.	All references to “First Investors Management Company, Inc.” are replaced with “Foresters Investment Management Company, Inc.”

2.	All references to “First Investors Corporation” and “FIC” are replaced with “Foresters Financial Services, Inc.” and “FFS”, respectively.

3.	All references to “Administrative Data Management Corp.” and “ADM” are replaced with “Foresters Investor Services, Inc.” and “FIS”, respectively.

4.	All references to the web address “www.firstinvestors.com” are replaced with “www.forestersfinancial.com”.

5.	All references to the email address “admcust@firstinvestors.com” are replaced with “investorservices@foresters.com”.

6.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Floating Rate Fund,  the Average Annual Total Returns table is deleted in its entirety and replaced with the following:

  Average Annual Total Returns For Periods Ended December 31, 2014
	1 Year	Life of Class*
Class A Shares
(Return Before Taxes)	-6.60%	-5.12%
(Return After Taxes on Distributions)	-7.71%	-6.18%
(Return After Taxes on Distributions and Sale of Fund Shares)	-3.73%	-4.67%
Advisor Class Shares (Return Before Taxes)	-0.73%	-0.02%

Institutional Class Shares (Return Before Taxes)	-0.45%	0.04%
J.P. Morgan BB/B Leveraged Loan Index** (reflects no deduction for fees, expenses or taxes)	1.72%	2.52%
Credit Suisse Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	2.17%	3.04%
* The average annual total returns shown are for the period since the Fund’s commencement on 10/21/13.
** As of 6/1/14 the Fund changed its index to the J.P. Morgan BB/B Leveraged Loan Index because it more closely reflects the Fund’s investment strategy.

7.	In the “Fund Management In Greater Detail” section of the First Investors Income and Equity Funds Prospectus, the following is added as the last item under “Other Information”:

▪
The Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index, which contains only institutional loan facilities priced above 90, excluding Term Loan and Term Loan A facilities and loans rated CC, C or in default.  It is designed to more closely reflect the investment criteria of institutional investors.

8.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund, under the heading “Principal Investment Strategies”, the following is added to the end of the fourth paragraph:

The Fund also may invest in U.S. Treasury futures and options on U.S. Treasury futures to adjust interest rate risk (i.e., either increasing or decreasing the average weighted duration of the Fund’s investments).

9.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund, under the heading “Principal Risks of the Fund”, “Direct Investments” risk is deleted in its entirety and replaced with the following:

Direct Investments.  Since the Fund may invest directly in the types of securities that are eligible investments for the Cash Management Fund and in U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk and Yield Risk.  These risks are described in the section “Principal Risks of the Underlying Funds”.
10.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”,  “Derivatives Risk” is deleted in its entirety and replaced with the following:

Derivatives Risk.  Investments in derivatives, such as inverse floaters, interest rate swaps, futures contracts and options on futures contracts, involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market or interest rate movements and the potential of greater losses than if these techniques had not been used.  They may also limit any potential gain that might result from an increase in the value of a hedged position.  These investments can also increase the volatility of returns and cause exposure to significant additional costs.  Derivatives may be difficult to sell, unwind or value.

11.
In “The Funds in Greater Detail” section of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund, under the heading “Principal Investment Strategies”, the following is added as the sixth sentence of the fifth paragraph:

The Fund also may invest in U.S. Treasury futures and options on U.S. Treasury futures to adjust interest rate risk (i.e., either increasing or decreasing the average weighted duration of the Fund’s investments).

12.
In “The Funds in Greater Detail” section of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund, under the heading “Principal Risks”, “Direct Investments” risk is deleted in its entirety and replaced with the following:

Direct Investments.  Since the Fund may invest directly in the types of securities that are eligible investments for the Cash Management Fund and in U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk and Yield Risk.  These risks are described in the section “Principal Risks of the Underlying Funds”.

13.
In “The Funds In Greater Detail” section of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, “Derivatives Risk” is deleted in its entirety and replaced with the following:

Derivatives Risk:
Investments in derivatives involve a number of risks, which can increase the volatility of returns and cause exposure to significant additional costs. These risks include the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager’s judgment as to certain market or interest rate movements is incorrect, the risk of potential losses are greater than if the investment technique had not been used. There may be an imperfect correlation between the price of a derivative and the market value of the securities held by a fund or the price of the securities (or indices) hedged or used for cover. These investment techniques may limit any potential gain that might result from an increase in the value of the hedged position. Moreover, derivatives may be difficult or impossible to sell, unwind, or value due to the lack of a secondary trading market.
▪
Futures Contracts Risk. The prices of futures contracts and options on futures contracts can be highly volatile; using them can lower total return; and the potential loss from futures can exceed an initial investment in such contracts.

▪
Forward Contracts Risk. Forward currency transactions include risks associated with fluctuations in foreign currency, which may cause exposure to the risk of currency exchange loss. Forward contracts may be subject to counterparty risk. If a default occurs, a party may have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the party’s rights as a creditor.

▪
Inverse Floaters Risk. An investment in inverse floaters may be volatile. Inverse floaters tend to fluctuate significantly more in price in response to changes in interest rates than other municipal securities.

▪
Options Risk. Options may be subject to counterparty risk and the risk that a purchaser could lose the purchase price of the option or be subject to initial and variation margin requirements, which may be substantial.

▪
Interest Rate Swaps Risk. The use of interest swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.

Investments in the Limited Duration High Quality Bond Fund, Government Fund, Investment Grade Fund, International Opportunities Bond Fund, Tax Exempt Income Fund and Tax Exempt Opportunities Fund and instruments the Fund may invest in directly are subject to derivatives risk.
14.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Opportunity Fund, under the heading “Principal Investment Strategies”, the following is added as the second sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to such securities.

15.	In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Opportunity Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk. The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

16.
In “The Funds in Greater Detail” section of the First Investors Income and Equity Funds Prospectus, for the First Investors Opportunity Fund, under the heading “Principal Investment Strategies”, the following is added as the second sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to such securities.

17.
In “The Funds In Greater Detail” section of the First Investors Income and Equity Funds Prospectus, for the First Investors Opportunity Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.
18.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Special Situations Fund, under the heading “Principal Investment Strategies”, the following is added as the last sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks.

19.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Special Situations Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk. The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

20.
In “The Funds In Greater Detail” section of the First Investors Income and Equity Funds Prospectus, for the First Investors Special Situations Fund, under the heading “Principal Investment Strategies”, the following is added as the last sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks.

21.
In “The Funds in Greater Detail” section of the First Investors Income and Equity Funds Prospectus, for the First Investors Special Situations Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

22.
In “The Funds Summary Section” of the First Investors Life Series Funds Prospectus, for the First Investors Life Series Opportunity Fund, under the heading “Principal Investment Strategies”, the following is added as the second sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to such securities.

23.
In “The Funds Summary Section” of the First Investors Life Series Funds Prospectus, for the First Investors Life Series Opportunity Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

24.
In “The Funds In Greater Detail” section of the First Investors Life Series Funds Prospectus, for the First Investors Life Series Opportunity Fund, under the heading “Principal Investment Strategies”, the following is added as the second sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to such securities.

25.
In “The Funds in Greater Detail” section of the First Investors Life Series Funds Prospectus, for the First Investors Life Series Opportunity Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk:

The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV. In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

26.
In “The Funds Summary Section” of the First Investors Life Series Funds Prospectus, for the First Investors Life Series Special Situations Fund, under the heading “Principal Investment Strategies”, the following is added as the last sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks.

27.
In “The Funds Summary Section” of the First Investors Life Series Funds Prospectus, for the First Investors Life Series Special Situations Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

28.
In “The Funds In Greater Detail” section of the First Investors Life Series Funds Prospectus, for the First Investors Life Series Special Situations Fund, under the heading “Principal Investment Strategies”, the following is added as the last sentence of the first paragraph:

The Fund also may invest in exchange-traded funds (“ETFs”) to gain exposure to stocks.

29.
In “The Funds in Greater Detail” section of the First Investors Life Series Funds Prospectus, for the First Investors Life Series Special Situations Fund, under the heading “Principal Risks”, the following risk is added:

Exchange-Traded Funds Risk:
The risks of investing in securities of ETFs typically reflect the risks of the types of instruments in which the underlying ETF invests. Because ETFs are listed on an exchange, ETFs may be subject to trading halts and may trade at a discount or premium to their NAV.  In addition, ETFs are investment companies, and the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s operating expenses may be higher and performance may be lower.

30.
In the “Are sales charge discounts and waivers available?” section, under “A. Rights of Accumulation and Statements or Letters of Intent”, the seventh paragraph in First Investors Income and Equity Funds Prospectus and the First Investors Real Estate Fund prospectus and the sixth paragraph in the First Investors Tax Exempt Funds Prospectus, are deleted in their entirety and replaced with the following:

Moreover, subject to the conditions described above, you may also receive credit for purchasing: (a) Class A shares owned through a fee-based account under a program sponsored or maintained by a financial intermediary; (b) Institutional Class shares; and (c) Advisor Class shares (for SOI purposes, you will only receive credit for Advisor Class shares for SOIs established on or before September 30, 2015).  Such shares will be valued at their current net asset values for ROA and SOI purposes.

 * * * *

Please retain this Supplement for future reference.
IERTLP0915

SUPPLEMENT DATED SEPTEMBER 21, 2015

 FIRST INVESTORS INCOME FUNDS AND FIRST INVESTORS EQUITY FUNDS
STATEMENTS OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2015

FIRST INVESTORS REAL ESTATE FUND
STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 6, 2015

FIRST INVESTORS LIFE SERIES FUNDS AND FIRST INVESTORS TAX EXEMPT FUNDS
STATEMENTS OF ADDITIONAL INFORMATION
DATED MAY 1, 2015

Effective on or about September 21, 2015, the investment adviser, distributor and transfer agent for the First Investors Funds (“Funds”) will change their names as set forth below.  The name changes will not affect the management or operations of these entities or of the Funds.  Additionally, there will be no change to the names of the Funds and you will be able to reach the Funds through the usual means of communication.

The following changes will be effective on or about September 21, 2015:

1.	All references to “First Investors Management Company, Inc.” are replaced with “Foresters Investment Management Company, Inc.”

2.	All references to “First Investors Consolidated Corporation” and “FICC” are replaced with “Foresters Financial Holding Company, Inc.” and “FFHC”, respectively.

3.	All references to “First Investors Corporation” and “FIC” are replaced with “Foresters Financial Services, Inc.” and “FFS”, respectively.

4.	All references to “First Investors Life Insurance Company” and “FIL” are replaced with “Foresters Life Insurance and Annuity Company” and “FLIAC”, respectively.

5.	All references to “First Investors Advisory Services, LLC” are replaced with “Foresters Advisory Services, LLC” and “FAS”, respectively.

6.	All references to “Administrative Data Management Corp.” and “ADM” are replaced with “Foresters Investor Services, Inc.” and “FIS”, respectively.

7.	All references to the web address “www.firstinvestors.com” are replaced with “www.forestersfinancial.com”.

8.	All references to the email address “admcust@firstinvestors.com”are replaced with “investorservices@foresters.com”.

* * * * *
Please retain this Supplement for future reference.

IERLTSAI0915